Rule 497(d)
                                                    Registration No. 333 - 56486





                            CitiSector Series, 2001-A

        Supplement dated April 4, 2001 to Prospectus dated March 30, 2001




            The heading "Savings & Loan Companies" should be inserted above Golden West Financial and Washington Mutual in the Financial Services Portfolio on page 17 of the Prospectus.













NY/331821.1